Revenue and Contract Balances (Details) - Schedule of allowance for doubtful accounts - Leafly Holdings, Inc.[Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance December 31, 2020	$ 1,131
Add: provision for doubtful accounts	841	$ 1,076	$ 1,590	$ 586
Less: write-offs, net of recoveries	(394)		(1,073)	$ (23)
Balance September 30, 2021	$ 1,578		$ 1,131